CAPITAL STOCK - Schedule of Share-based Compensation, Stock Options Black-Scholes Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.75%	1.75%	1.75%
Annualized volatility	73.00%	73.00%
Dividend rate	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	1 year 9 months 18 days	1 year 9 months 18 days	2 years
Annualized volatility			61.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	2 years 7 months 6 days	2 years 7 months 6 days	7 years 6 months
Annualized volatility			68.00%